Earnings per Share	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Earnings per Share
37.	Earnings per Share

(a)	Basic earnings per share for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in Won, except share information)	2021	2022	2023
Profit attribute to controlling interest	￦ 6,606,727,454,113	3,157,536,155,264	1,698,202,436,726
Interests of hybrid bonds, net of tax	(6,669,999,999)	(1,078,164,383)	—
Weighted-average number of common shares outstanding(*1)	75,696,150	75,814,870	75,869,542

Basic earnings per share	￦ 87,191	41,634	22,383

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2021	2022	2023
Total number of common shares issued	87,186,835	84,571,230	84,571,230
Weighted-average number of treasury shares	(11,490,685)	(8,756,360)	(8,701,688)

Weighted-average number of common shares outstanding	75,696,150	75,814,870	75,869,542

(b)	Diluted earnings per share for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in Won, except share information)	2021		2022	2023

Profit attribute to controlling interest	￦	6,606,727,454,113	3,157,536,155,264	1,698,202,436,726
Interests of hybrid bonds, net of tax		(6,669,999,999)	(1,078,164,383)	—
Gain or loss from exchange rate on and revaluation of exchangeable bonds		(63,166,690,813)	(55,751,463,819)	—
Adjusted weighted-average number of common shares(*1)		76,688,340	78,906,375	75,869,542

Diluted earnings per share	￦	85,240	39,296	22,383

(*1)	The weighted-average number of common shares used to calculate diluted earnings per share are as follows:

(shares)	2021	2022	2023
Weighted-average number of common shares outstanding	75,696,150	75,814,870	75,869,542
Weighted-average number of potential common share	992,190	3,091,505	—

Adjusted weighted-average number of common shares	76,688,340	78,906,375	75,869,542

The Company has potentially issuable common shares due to its exchangeable bonds as of December 31, 2021, 2022 and 2023 and Share-based Payment Program as of December 31, 2022 and 2023. The effect from the Share-based Payment Program was excluded from the calculation of diluted earnings per share for year ended December 31, 2022 due to anti-dilutive effect.    Meanwhile, diluted earnings per share is equal to basic earnings per share for the year ended December 31, 2023 due to anti-dilutive effect.